Property, plant and equipment - Summary of Right of Use Assets (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Right of use assets costs	$ 16.3
Right of use assets accumulated depreciation	$ 16.3